Other Taxes Payable	12 Months Ended
Dec. 31, 2022
Other Taxes Payable [Abstract]
OTHER TAXES PAYABLE

8. OTHER TAXES PAYABLE

As of December 31, 2021 and 2022, other taxes payable consisted of the following:

	December 31, 2021	December 31, 2022
VAT payable	$9,707	$15,266
Income tax payable	2,244	2,505
Business tax payable	1,134	1,319
Others	19	-
	$13,104	$19,090